Related party disclosures	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related party disclosures	Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions.
As of December 31, 2023, B. Riley Asset Management LLC and Lynrock Lake owned 10% or more of the share capital of the Company. On April 12, 2023, 272 Capital Fund LP, an entity managed by B. Riley Asset Management LLC (“BRAM”) and affiliated with Wes Cummins, a director of the Company and the President of BRAM, purchased 1,310,221 ADSs in the offering. Lynrock Lake also purchased 3,930,663 ADSs. On September 26, 2023, 272 Capital Fund LP purchased 2,120,141 ADSs.
As of December 31, 2022, only B. Riley Asset Management LLC owned 10% or more of the share capital of the Company. On March 11, 2022, 272 Capital Fund LP, an entity managed by B. Riley Asset Management LLC (“BRAM”) and affiliated with Wes Cummins, a director of the Company and the President of BRAM, purchased 2,833,333 ADSs in the offering.
As of December 31, 2021, only Lynrock Lake owned 10% or more of the share capital of the Company. As of December 31, 2022, Lynrock Lake owned 9.8% of the share capital of the Company.
In April 2015, the Company completed the sale of a $12 million convertible note, in April 2016 the sale of a $6.0 million convertible note, in September 2018 the sale of a $4.5 million convertible note, in May 2019 the sale of a $3.0 million convertible note and in August 2019 the sale of a $5.0 million convertible note, all to an affiliate of Nokomis Capital, L.L.C., a beneficial owner of 9.9% of the share capital of the Company as of December 31, 2020. In 2017, the Company amended the terms of the notes issued in 2015 and 2016 and as part of the agreement, Wesley Cummins, a former (as of February 2020) representative of Nokomis Capital, L.L.C., became a board observer in November 2017, and on June 29, 2018, the shareholders approved Mr. Cummins' nomination to the board of directors. Since February 2020, Nokomis no longer has representation on the board of directors and as of December 31, 2022 has declared itself to be no longer an owner of any shares of the Company.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 which has two options (See Note 14.1).
In December 2020, January 2021 and February 2021, Nokomis converted the April 2015, April 2016 and May 2019 notes (see Note 14.1 Convertible debt). In August 2022, the Company elected to exercise the option to extend the maturity of the August 2019 note to August 2023. In August 2023, the Company elected to exercise the option to extend the maturity of the August 2019 note to April 2024. As of December 31, 2023, the principal amount and accrued interest of the convertible notes held by an affiliate of Nokomis Capital, L.L.C amounts to $6.9 million.
On April 9, 2021, the Company completed the sale of a $40.0 million convertible note with Lynrock Lake Master Fund LP. As of December 31, 2023, the principal amount and accrued interest of the convertible note amounts to $45.4 million.
On February 2, 2021, the board of director approved a consultancy services agreement with ABLE France, a company owned by Yves Maitre, member of the board of directors, for services in business development. The agreement was executed effective March 1, 2021. During the year ended December 31, 2021, $116,000 was paid to Mr. Maitre under the contract. No services were provided and payments were made in the years ended December 31, 2022 and 2023.
At the annual shareholders meeting on June 24, 2022, the shareholders approved the nomination of Dr. Sailesh Chittipeddi, Executive Vice President and Head of IoT and Infrastructure business unit of Renesas to the Board of Directors. As of December 31, 2023, Renesas Electronics Corporation owned 3.20% of the share capital of the Company (4.08% as of December 31, 2022).
On August 4, 2023,the Company entered into a Memorandum of Understanding with Renesas providing that Renesas and the Company engaged in a series of transactions pursuant to which Renesas would seek to acquire (through an affiliate) all of the issued and outstanding ordinary shares of the Company. On February 22, 2024, Renesas notified the Company that Renesas was terminating the Memorandum of Understanding due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan. Obtaining a favorable Japanese tax ruling had been one of the closing conditions for the transaction.
On March 19, 2024, Dr. Sailesh Chittipeddi resigned from the Company's Board of Directors.
No other transactions have been entered into with these or any other related parties in 2021, 2022 and 2023, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.
Compensation of key management personnel

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,837	$2,574	$2,689
Share-based payment expense for the year	2,478	2,903	4,144
Board members fees to non-executive members	210	199	199
Total compensation expense for key management personnel	$5,525	$5,676	$7,032
Key management personnel comprises the chief executive officer and all executive vice presidents reporting directly to him.
The employment agreement with the chief executive officer calls for the payment of a termination indemnity of an amount equal to eighteen months of his gross annual base remuneration and 150% of bonus in the event of his dismissal without cause by the Board of Directors of the Company, as well as vesting of the ordinary shares that would have been vested during the twelve months following the end of his term. In case the dismissal would occur during the three months before or the twelve months following a change of control, he would be entitled to all the unvested share awards at the date of dismissal.
On July 25, 2023, the board of directors approved a special transaction bonus to Dr. Karam in the amount of €1,000,000 conditional upon the closing the proposed acquisition of the Company by Renesas. The transaction bonus was never paid due of the termination of the proposed transaction by Renesas in February 2024. In addition, on August 15, 2023, the board of directors approved the payment by the Company of legal fees incurred by Dr. Karam in the connection with the negotiation with Renesas of the conditions of his retention as Chief Executive Officer of the Company upon change of control. A total amount of $50,401 in such legal fees were paid during 2023.
For the year ended December 31, 2023, we estimate that approximately $23,000 of the amounts set aside or accrued to provide pension, retirement or similar benefits to our employees was attributable to our executive officers.
Directors’ interests in an employee share incentive plan
The Company granted warrants to certain members of the Board of Directors during the years ended December 31, 2021, 2022 and 2023:
- On June 25, 2021, the shareholders authorized the Board of Directors to grant to each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Sharma, Slonimsky and Cummins warrants to purchase 140,000 ordinary shares. On June 29, 2021, the Board used this authorization to make such grants with an exercise price of $1.49 per ordinary share.
- On June 24, 2022, the shareholders authorized the Board of Directors to grant to each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Slonimsky and Cummins warrants to purchase 140,000 ordinary shares. On June 24, 2022, the Board used this authorization to make such grants with an exercise price of $0.65 per ordinary share.
- On June 27, 2023, the shareholders authorized the Board of Directors to grant to Mrs Marced Martin and each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Slonimsky and Cummins warrants to purchase 180,000 ordinary shares. On June 27, 2023, the Board used this authorization to make such grants with an exercise price of $0.54 per ordinary share.
The board members were required to subscribe to the warrants at a price of €0.00001 per warrant for the warrants granted in 2023 and €0.00000714 in 2021 and 2022.
Share-based payment expense incurred in connection with these transactions amounted to $292,000 in the year ended December 31, 2023 (2022: $495,000; 2021: $443,000).